Financial Risks - Schedule of Credit Risk Concentration - Credit Rating (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	€ 30,942	€ 29,248
AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	11,190	9,848
A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	28,718	24,693
BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	28,264	23,371
BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	2,279	1,524
B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,000	1,280
CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,237	1,524
Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	388	691
A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	104,018	92,180
Government bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	22,335	20,324
Government bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	5,657	4,903
Government bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,056	899
Government bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,175	949
Government bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	90	110
Government bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	308	297
Government bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	6	18
Government bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	30,627	27,500
Corporate bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	766	719
Corporate bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	4,181	3,514
Corporate bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	26,438	22,416
Corporate bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	26,769	22,137
Corporate bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	2,055	1,292
Corporate bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	639	956
Corporate bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	282	309
Corporate bonds [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	2	3
Corporate bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	61,132	51,347
RMBs CMBSs ABSs [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	6,256	6,344
RMBs CMBSs ABSs [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,352	1,429
RMBs CMBSs ABSs [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,224	1,378
RMBs CMBSs ABSs [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	320	284
RMBs CMBSs ABSs [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	133	122
RMBs CMBSs ABSs [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	53	27
RMBs CMBSs ABSs [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	949	1,197
RMBs CMBSs ABSs [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	2	3
RMBs CMBSs ABSs [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	10,289	10,783
Other credit grades [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,585	1,861
Other credit grades [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	0	2
Other credit grades [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	385	686
Other credit grades [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	€ 1,970	€ 2,549